UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            2/16/10
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $816,451
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------

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
                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                      VALUE    SHRS OR SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP     (X1000)  PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
ACCENTURE PLC-CL A             COM               042008479   12450   300000      Put       SHARED     1       0       300000    0
AIRMEDIA GROUP INC             SPON ADR          009411109    4729   629700  SH            SHARED     1       0       629700    0
A POWER ENERGY GENERAT SYS L   COM               G04136100    8231   450000      Call      SHARED     1       0       450000    0
CONAGRA FOODS INC              COM               205887102   12447   540000      Call      SHARED     1       0       540000    0
CHANGYOU.COM                   ADS REP CLA       15911M107   10295   310000  SH            SHARED     1       0       310000    0
CHEMSPEC INTL LTD              ADR               163868102    2260   343480  SH            SHARED     1       0       343480    0
CHINA CORD BLOOD CORP          SHS               G21107100    9811  1690178  SH            SHARED     1       0      1690178    0
CHINA DIGITAL TV HLDG CO LTD   SPONSORED ADR     16938G107     504    82700  SH            SHARED     1       0        82700    0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR     169483104     319    22700  SH            SHARED     1       0        22700    0
CHINA SEC & SURVE TECH INC     COM               16942J105    7627   998322  SH            SHARED     1       0       998322    0
CORNING INC                    COM               219350105   13150   681000  SH            SHARED     1       0       681000    0
CISCO SYS                      COM               17275R102   53147  2220000      Call      SHARED     1       0      2220000    0
DIAMONDS TR                    UNIT SER 1        252787106   19253   185000      Call      SHARED     1       0       185000    0
E HOUSE CHINA HLDGS LTD        ADR               26852W103   13525   746420  SH            SHARED     1       0       746420    0
ISHARES INC                    MSCI JAPAN        464286848   55518  5700000      Call      SHARED     1       0      5700000    0
FORD MTR CO DEL                COM PAR $0.01     345370860   33500  3350000      Put       SHARED     1       0      3350000    0
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109    7985   503784  SH            SHARED     1       0       503784    0
FORTRESS INVESTMENT GROUP LL   CL A              34958B106     402    90400  SH            SHARED     1       0        90400    0
CORNING INC                    COM               219350105   48468  2510000      Call      SHARED     1       0      2510000    0
GOOGLE INC                     CL A              38259P508   34719    56000      Call      SHARED     1       0        56000    0
HESS CORP                      COM               42809H107   21780   360000      Call      SHARED     1       0       360000    0
HESS CORP                      COM               42809H107   10418   172200  SH            SHARED     1       0       172200    0
ISHARES                        HIGH YLD CORP     464288513     703     8000  SH            SHARED     1       0         8000    0
JDS UNIPHASE CORP              COM PAR $0.001    46612J507    9900  1200000      Call      SHARED     1       0      1200000    0
JDS UNIPHASE CORP              COM PAR $0.001    46612J507    6600   800000      Call      SHARED     1       0       800000    0
JOHNSON & JOHNSON              COM               478160104   11620   180400  SH            SHARED     1       0       180400    0
KINROSS GOLD CORP              COM NO PAR        496902404   13800   750000      Call      SHARED     1       0       750000    0
MILLICOM INTL CELLULAR S.A.    SHS NEW           L6388F110   17705   240000      Call      SHARED     1       0       240000    0
NETEASE,COM INC                SPONSORED ADR     64110W102   31676   842000  SH            SHARED     1       0       842000    0
UNIVERSAL DISPLAY CORP         COM               91347P105   17242  1395000      Call      SHARED     1       0      1395000    0
PROCTER&GAMBLE CO              COM               742718109   11647   192100  SH            SHARED     1       0       192100    0
PROSHARES tr                   PSHS UL XIN CH25  74347R321    3842   457900  SH            SHARED     1       0       457900    0
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104   12810   280000      Put       SHARED     1       0       280000    0
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104   19444   425000      Call      SHARED     1       0       425000    0
SINA CORP                      ORD               G81477104   11440   253200  SH            SHARED     1       0       253200    0
SK TELECOM LTD                 SPONSORED ADR     78440P108   32548  2001700  SH            SHARED     1       0      2001700    0
SOTHEBY'S                      COM               835898107     346    15400  SH            SHARED     1       0        15400    0
SPDR SERIES TRUST              BRCLYS YLD ETF    78464A417     730    18800  SH            SHARED     1       0        18800    0
SPDR TR                        UNIT SER 1        78462F103  171339  1537500      Put       SHARED     1       0      1537500    0
SPDR GOLD TRUST                GOLD SHS          78463V107    2146    20000  SH            SHARED     1       0        20000    0
WYNN RESORTS LTD               COM               983134107    4356    74800  SH            SHARED     1       0        74800    0
EXXON MOBIL CORP               COM               30231G102   24548   360000      Call      SHARED     1       0       360000    0
YUM BRANDS INC                 COM               988498101   10491   300000      Call      SHARED     1       0       300000    0
YUM BRANDS INC                 COM               988498101   20982   600000  SH            SHARED     1       0       600000    0


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